INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2014
Capitalized Software Development and Other Intangible Assets Disclosure [Abstract]
Capitalized Software Development and Other Intangible Assets Disclosure [Text Block]
Note 9:-	Intangible Assets, Net

a.	Intangible assets, net, are comprised of the following as of the below dates:

	December 31,
	2013	2014
Original amounts:

Capitalized Software costs	$68,124	$91,696
Customer relationship	39,853	47,048
Acquired technology	3,112	6,473
Patent	-	1,234
Other intangibles	5,384	6,769

	116,473	153,220
Accumulated amortization:

Capitalized Software costs	53,899	$53,744
Customer relationship	18,950	16,390
Acquired technology	429	3,882
Patent	-	51
Other intangibles	3,552	3,128

	76,830	77,195

Total	$39,643	$76,025

b.	Amortized expenses totaled $ 20,150, $ 17,213 and $ 4,188 for the years ended December 31, 2012, 2013 and 2014, respectively.

c.	Estimated other intangible assets amortization for the years ended:

December 31,

2015	$13,397
2016	11,573
2017	10,448
2018	10,277
2019	9,622
2020 and thereafter	20,708

Total	$76,025